Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (405,017)	$ 56,836	$ 57,355
Other comprehensive Income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	(194)	241	87
Change in fair value of available-for-sale investment	1,222	(224)	(126)
Unrealized gains (losses) on derivatives for the period	(16,928)	38,903	28,709
(Gains) reclassified from OCI into net income	(17,293)	(44,824)	(5,805)
Unrealized gains (losses) on derivatives	(34,221)	(5,921)	22,904
Actuarial gains (losses) for the period	189	(3,846)	(6,661)
Amortization included in pension cost, net of ($283), $0, and $0, respectively, of income tax expense (benefit)	789	1,000	1,095
Defined benefit pension and severance plans	978	(2,846)	(5,566)
Other comprehensive income (loss), net of tax	(32,215)	(8,750)	17,299
Comprehensive income (loss)	$ (437,232)	$ 48,086	$ 74,654